SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation And Qualifying Accounts
Addition Due to Acquisition	¥ 2,963	¥ 11,724
Allowance for doubtful accounts of accounts receivables and other receivables:
Valuation And Qualifying Accounts
Balance at Beginning of Year	11,924	6,059	¥ 6,477
Charge to Costs and Expenses	2,446	1,082	1,997
Addition Due to Acquisition		7,151
Write off	(3,593)	(2,368)	(2,415)
Balance at End of Year	10,777	11,924	6,059
Valuation allowance for deferred tax assets
Valuation And Qualifying Accounts
Balance at Beginning of Year	114,625	92,527	62,868
Charge to Costs and Expenses	59,929	55,757	47,122
Addition Due to Acquisition	2,963	11,724
Charge Taken Against Allowance	(46,903)	(17,064)	(15,508)
Write off	(7,476)	(28,319)	(1,955)
Balance at End of Year	¥ 123,138	¥ 114,625	¥ 92,527